Condensed Consolidated Statements of Operations - Evernorth - Annual - USD ($)	3 Months Ended	4 Months Ended	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Jun. 30, 2026
Operating expenses:
General and administrative		$ 1,115,340	$ 1,447,627
Digital asset impairment		233,650,642	264,146,097
Total operating expenses		234,765,982	265,593,724
Loss from operations		(234,765,982)	(265,593,724)
Other (income) expense
Change in fair value of refundable investor advances	$ (82,054,043)	(82,054,043)	(77,477,000)
Interest expense, related party		5,463	18,009
Total other (income) expense		(82,048,580)	(77,458,991)
Loss before provision for income taxes		(152,717,402)	(188,134,733)
Provision for income taxes		0	0
Net income (loss)		$ (152,717,402)	$ (188,134,733)
Earnings per share:
Basic (in usd per share)		$ (152,717,402)	$ (188,134,733)
Diluted (in usd per share)		$ (152,717,402)	$ (188,134,733)
Weighted-average common shares outstanding:
Basic (in shares)		1	1
Diluted (in shares)		1	1